Note 28 Retained Earnings And Other Reserves (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022 [1]
Disclosure of Retained earnings and other reserves [Line Items]
Statutory reserve	€ 565	€ 572	€ 591
Restricted reserves	582	561	482
Voluntary reserves	6,470	5,478	3,906
Total reserves holding company	7,616	6,612	4,979
Consolidation reserves attributed to the bank and subsidiary consolidated companies	34,891	31,639	30,077
Total retained earnings revaluation reserves and other reserves	€ 42,507	€ 38,251	€ 35,056

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).